Summary of Significant Accounting Policies (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Non-cash financing and investing activities:
Capital expenditures	$ 3,402	[1]	$ 2,936	[1]	$ (2,589)	[1]
Capital lease obligations	1,857		4,510		23,437
Non-cash capitalized interest	845		681		3,778
Non-cash interest paid with stock	0		0		1,756
Non-cash Joaquin acquisition and related deferred taxes	64,133		0		0
Other cash flow information:
Interest paid	6,092		11,033		12,676
Capitalized interest	2,663		2,175		9,885
Income taxes paid	$ 54,680		$ 44,396		$ 9,998

[1]	Accrued capital expenditures are recognized in the consolidated statements of cash flows in the period in which they are paid.